Earnings per share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted income (loss) per common share for the years ended December 31, 2024, and December 31, 2023:

For the year ended	December 31, 2024	December 31 2023
Basic earnings per share
Net income (loss)	$(10,387)	$(6,703)
Weighted-average number of common shares outstanding	25,809,370	23,942,587
Basic earnings per share	$(0.40)	$(0.28)

Diluted earnings per share
Net income (loss)	$(10,387)	$(6,703)
Weighted-average number of common shares outstanding	25,809,370	23,942,587
Incremental Common Shares
Assumed exercise of warrants (1)	—	—
Common shares potentially issuable (2)	—	—
Weighted-average number of diluted common shares outstanding	25,809,370	23,942,587
Diluted earnings per share	$(0.40)	$(0.28)
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(1)For the year ended December 31, 2024, the Arrangement Warrants are excluded from the calculation of diluted earnings per share given the exercise price is greater than the average market price of the Company's common stock (i.e., they were “out of the money”). The debt warrants are also excluded as they would have been anti-dilutive. For the year ended December 31, 2023, both the Arrangement Warrants and debt warrants are excluded from the calculation of diluted earnings per share given the exercise price on both sets of warrants is greater than the average market price of the Company's common shares, and would also have been anti-dilutive.
(2)For the year ended December 31, 2024, and December 31, 2023, RSUs granted are anti-dilutive and are excluded from the calculation of diluted earnings per share.
The following table sets forth the computation of basic and diluted income (loss) per common share for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Basic earnings per share
Net income (loss)	$(13,436)	$(2,431)	$(21,075)	$(2,411)
Weighted-average number of common shares outstanding	8,174,426	6,110,449	7,185,669	6,106,354
Basic earnings per share	$(1.64)	$(0.40)	$(2.93)	$(0.39)

Diluted earnings per share
Net income (loss)	$(13,436)	$(2,431)	$(21,075)	$(2,411)
Weighted-average number of common shares outstanding	8,174,426	6,110,449	7,185,669	6,106,354
Incremental Common Shares
Assumed exercise of warrants ¹	—	—	—	—
Common shares potentially issuable ²	—	—	—	—
Weighted-average number of diluted common shares outstanding	8,174,426	6,110,449	7,185,669	6,106,354
Diluted earnings per share	$(1.64)	$(0.40)	$(2.93)	$(0.39)
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(1)For the three and nine months ended September 30, 2025 and 2024, both the Arrangement Warrants and debt warrants were anti-dilutive and are excluded from the calculation of diluted earnings per share.
(2)For the three and nine months ended September 30, 2025 and 2024, RSUs granted were anti-dilutive and are excluded from the calculation of diluted earnings per share.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the anti-dilutive securities that are excluded from the computation of diluted income (loss) per share:

For the year ended	December 31 2024	December 31 2023
Anti-dilutive Securities
Weighted-average number of unexcercised warrants	3,431,897	2,577,483
Weighted-average number RSUs outstanding, inclusive of DEUs	572,101	215,528
Total common shares equivalent	4,003,998	2,793,011
The following table summarizes the anti-dilutive securities that are excluded from the computation of diluted income (loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Anti-dilutive Securities
Weighted-average number of unexcercised warrants	828,088	828,088	828,088	807,751
Weighted-average number RSUs outstanding, inclusive of DEUs	345,984	162,539	424,441	91,147
Total common shares equivalent	1,174,072	990,626	1,252,528	898,898